Business Combinations - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 13, 2020	May 23, 2019	Apr. 01, 2019
Disclosure Of Business Combinations [Line Items]
Net assets	$ 18
Intangible Assets - Vendor Relationships	36
Intangible Assets - Customer Contracts and Relationships	24
Intangible Assets - Brand	8
Intangible Assets - Software	4
Deferred tax liabilities on intangible assets	(3)
Total assets acquired	87
Goodwill	102
Total purchase price	189
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Net assets				$ 6
Intangible Assets - Customer Contracts and Relationships				17
Deferred tax liabilities on intangible assets				(5)
Total assets acquired				18
Goodwill				16
Less: Non-controlling interest				(4)
Total purchase price				30
Stater N.V
Disclosure Of Business Combinations [Line Items]
Net assets			$ 78
Intangible Assets - Customer Contracts and Relationships			79
Intangible Assets - Technology			16
Intangible Assets - Brand			3
Deferred tax liabilities on intangible assets			(20)
Total assets acquired			156
Goodwill			57
Less: Non-controlling interest			(42)
Total purchase price			171
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Net assets		$ 3
Intangible Assets - Customer Contracts and Relationships		20
Intangible Assets - Salesforce Relationships		43
Intangible Assets - Brand		15
Deferred tax liabilities on intangible assets		(20)
Total assets acquired		61
Goodwill		130
Total purchase price		191
Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets	18
Total assets acquired	18
Acquiree Carrying Amount | HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Net assets				6
Total assets acquired				6
Acquiree Carrying Amount | Stater N.V
Disclosure Of Business Combinations [Line Items]
Net assets			78
Total assets acquired			78
Acquiree Carrying Amount | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Net assets		3
Total assets acquired		3
Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Vendor Relationships	36
Intangible Assets - Customer Contracts and Relationships	24
Intangible Assets - Brand	8
Intangible Assets - Software	4
Deferred tax liabilities on intangible assets	(3)
Total assets acquired	$ 69
Fair Value Adjustments | HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships				17
Deferred tax liabilities on intangible assets				(5)
Total assets acquired				$ 12
Fair Value Adjustments | Stater N.V
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships			79
Intangible Assets - Technology			16
Intangible Assets - Brand			3
Deferred tax liabilities on intangible assets			(20)
Total assets acquired			$ 78
Fair Value Adjustments | Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships		20
Intangible Assets - Salesforce Relationships		43
Intangible Assets - Brand		15
Deferred tax liabilities on intangible assets		(20)
Total assets acquired		$ 58